DEFERRED REVENUE	12 Months Ended
Dec. 31, 2023
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 11. DEFERRED REVENUE

Deferred revenue consists of the following:

	December 31
(in US$ thousands)	2023	2022
Unused virtual points	$481	$700
Unamortized virtual items	75	95
Advances for pre-order items	17	22
	$573	$817

The breakage amounts recognized as revenue during the years ended December 31, 2023, 2022 and 2021 were $228 thousand, $20 thousand and $62 thousand, respectively.